RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Market Risk
RISK MANAGEMENT
Percentage increase (decrease) in VaR	9.10%
Value at risk	$ 891,569	$ 817,301
Market Risk | Average
RISK MANAGEMENT
Value at risk	892,583	808,130
Market Risk | Maximum
RISK MANAGEMENT
Value at risk	1,059,312	862,101
Market Risk | Minimum
RISK MANAGEMENT
Value at risk	783,367	743,910
Interest Rate Risk VaR
RISK MANAGEMENT
Value at risk	340,107	403,556
Interest Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	381,094	407,530
Interest Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	410,605	450,774
Interest Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	340,107	347,163
Foreign Exchange Rate Risk VaR
RISK MANAGEMENT
Value at risk	78,165	88,477
Foreign Exchange Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	118,620	82,247
Foreign Exchange Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	201,927	98,848
Foreign Exchange Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	78,165	63,375
Equity Risk VaR
RISK MANAGEMENT
Value at risk	85,345	99,895
Equity Risk VaR | Average
RISK MANAGEMENT
Value at risk	98,401	96,543
Equity Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	105,263	103,187
Equity Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	85,345	91,944
Fund Risk VaR
RISK MANAGEMENT
Value at risk	387,952	225,373
Fund Risk VaR | Average
RISK MANAGEMENT
Value at risk	294,468	221,810
Fund Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	387,952	225,892
Fund Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	$ 225,401	$ 216,153